Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities
The following is a roll-forward of the Company’s freight tax liabilities which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2018 to December 31, 2019:

	Year Ended December 31,
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	3,385	5,399
Changes for positions taken in prior years	15,781	1,701
Decreases related to statute of limitations	(1,646)	(1,095)
Balance of unrecognized tax benefits as at December 31	49,579	32,059